Leases (Lease Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 153	$ 149	$ 142
Short-term lease cost	54	39	40
Variable lease cost	41	43	51
Amortization of finance right-of-use assets	11	11	11
Total lease cost	$ 259	$ 242	$ 244